Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
8.
Leases

The Company leases facilities under non-cancellable operating leases, which have lease terms varying from one to five years. Total lease costs for the years ended December 31, 2022, 2023 and 2024 were US$4.3 million, US$3.2 million and US$2.8 million, respectively, included in cost of revenues, research and development, sales and marketing and general and administrative expenses in the Company’s consolidated statements of comprehensive loss. Out of the total lease costs, there were US$0.3 million, US$0.2 million and US$0.2 million of expenses for short-term leases within 12 months for the years ended December 31, 2022, 2023 and 2024, respectively.

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	4,212	2,649	2,878
Right-of-use assets obtained in exchange for operating lease obligations	198	4,588	2,325

Lease term and discount rates were as follows:

	As of December 31,
	2023	2024
Weighted-average remaining lease term
Operating leases	1.7 years	1.7 years
Weighted-average discount rate
Operating leases	4.9%	3.7%

Maturities of lease liabilities were as follows:

As of December 31, 2024
(in US$ thousands)
2025	$1,843
2026	1,653
2027	300
Total undiscounted lease payments	3,796
Less: imputed interest	(125)
Total present value of lease liabilities	$3,671